Other Receivables, Net - Schedule of Other receivables (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Receivables [Abstract]
Other receivables from a related party	[1]	$ 521,852	$ 521,852
Others	[2]	432,696	107,228
Total		954,548	629,080
Less: Allowance for ECLs / uncollectable accounts		(521,852)	(521,852)
Other Recievable net		$ 432,696	$ 107,228

[1]	Information relating to this transaction is provided in Note 37 (d).
[2]	Others primarily includes interest receivable on deposits.